Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents Details
Cash on hand	¥ 23	¥ 40
Cash at bank	21,694	36,751
Time deposit		60,000
Cash and cash equivalent per consolidated statements of cash flow	¥ 21,717	¥ 96,791	¥ 65,741	¥ 15,270